STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Nine months ended September 30, 2011
	# of Options	Weighted average exercise price
		(C$)
Outstanding, beginning of period	6,762,704	$56.94
Granted	2,620,785	$76.24
Exercised	(306,688)	$43.56
Cancelled	(116,250)	$67.40

Outstanding, end of period	8,960,551	$62.91

Options exercisable at end of period	5,115,072	$59.40

  For the nine months ended September 30, 2011 and 2010, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010
Risk-free interest rate	1.95%	1.86%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.63%	43.85%
Expected dividend yield	0.89%	0.42%